[LETTERHEAD OF THACHER PROFFITT & WOOD LLP]

July 14, 2006

Securities and Exchange Commission
Filing Desk - Division of Corporation Finance
100 F Street, N.E.

Washington, D.C. 20549

Attention: Filing Desk

Credit Suisse First Boston Mortgage Securities Corp.
Amendment No. 1 to Registration Statement on Form S-3/A relating to
Conduit Mortgage and Manufactured Housing Contract Pass-Through Certificates

Ladies and Gentlemen:

On behalf of Credit Suisse First Boston Mortgage Securities Corp. (the “Registrant”), we have caused to be filed with you electronically under EDGAR, the captioned Amendment No. 1 to Registration Statement on Form S-3/A.

The objective of the above-captioned Amendment No. 1 to Registration Statement is to respond to the SEC Comment Letter to Credit Suisse First Boston Mortgage Securities Corp. dated July 7, 2006. These comments and our corresponding responses may be found below. Please do not hesitate to contact us with any questions you may have.

Registration Statement on Form S-3

General

Comment

1.
Please confirm that the depositor or any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor has been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class. Please refer to General Instruction I.A.4. of Form S-3. Also, please provide us with the CIK codes for any affiliate of the depositor that has offered a class of asset-backed securities involving the same asset class as this offering.

Response

The Registrant has advised us that the depositor and any issuing entity established by the depositor or any affiliate of the depositor with respect to asset-backed securities involving the same asset class has been current and timely with Exchange Act reporting during the period June 1, 2005 through June 29, 2006.

The following is a list of CIK numbers for issuing entities established by the depositor or its affiliates during the last twelve months:

0001368060
0001364417
0001364473
0001363658
0001361303
0001360854
0001360553
0001360252
0001357932
0001356796
0001356436
0001355741
0001354935
0001354858
0001353062
0001351906
0001346658
0001348925
0001348548
0001343159
0001342965
0001342867
0001340551
0001340548
0001340425
0001340395
0001337787
0001337786
0001337725
0001334898
0001334848
0001334762
0001334761
0001334750
0001332069
0001332026
0001331769
0001329095
0001345988
0001345897
0001345643
0001343512
0001335404
0001329283
0001329284
0001334747
0001335422
0001342865
0001344264
0001360499

Comment

2.
Please confirm that all material terms to be included in the finalized agreements will also be disclosed in the final Rule 424(b) prospectus, or that finalized agreements will be filed simultaneously with or prior to the final prospectus. Refer to Item 1100(f) of Regulation AB.

Response

All material terms of the finalized agreements that are required to be filed as an exhibit to the registration statement under cover of Form 8-K will be disclosed in the final Rule 424(b) prospectus. We will file all agreements that are required to be filed with the Securities and Exchange Commission as promptly as possible after a transaction closes.

Comment

3.	Please confirm that you will file unqualified legal and tax opinions at the time of each takedown.

Response

We confirm that we will file unqualified legal and tax opinions at the time of each takedown.

Comment

4.
Please note that a takedown off of a shelf that involves assets, structural features, credit enhancement or other features that were not described in the base prospectus will usually require either a new registration statement, if to include additional assets, or a post-effective amendment. Refer to Rule 409 of the Securities Act, which requires that the registration statement be complete at the time of effectiveness, except for information that is not known or reasonably available. Please confirm for us that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown.

Response

We confirm that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown.

Prospectus Supplement 1

Cover Page

Comment

5.
Please revise throughout your filing as appropriate to use the terminology set forth in Regulation AB. In this regard, we note that the cover pages of your prospectus supplements refer to “the trust” in several places, as opposed to the issuing entity.

Response

We have revised the disclosure in each prospectus supplement accordingly.

Comment

6.
We also note that the cover page of your first prospectus supplement includes the term “Issuing Entity” below the box instead of below “Home Equity Mortgage Trust ______.” Please revise to avoid confusion.

Response

We have moved the term “Issuing Entity” so that it appears directly below “Home Equity Mortgage Trust ________.”

Prospectus Supplement 2

Description of the Mortgage Pool, page 26

Comment

7.
The types of assets you intend to include in the mortgage pool covered by this prospectus supplement are unclear. For example, your “Contents of Registration Statement” indicates that this pool will be made up of multifamily and commercial loans, but the supplement itself refers to residential loans with the possibility of commercial and multifamily loans being included. Additionally, we note that the list of occupancy types on page 36 seems to indicate that only residential and multifamily loans will be included. Revise to clarify and tell us what percentage of the mortgage pool will be represented by multifamily and commercial loans.

Response

We have revised the “Contents of Registration Statement” section to indicate that version 2 of the form of prospectus supplement relates to an offering of certificates that contemplates a mix of residential, multifamily and commercial mortgage loans. In addition, we have added the property type “Commercial” in the table of “Mortgaged Property Types.” Finally, we have added disclosure under “Description of the Mortgage Pool” reflecting the percentage of multifamily and commercial loans included in any takedown.

Base Prospectus

Credit Support, page 86

Comment

8.
The fourth full paragraph on page 89 indicates that agreements relating to “other types of derivative products” may be entered into. Remove this language or revise to list all of the other derivatives to which you refer. Additionally, we note that the last sentence of this paragraph refers to credit derivatives. Please remove all references to credit derivatives from the registration statement.

Response

We have removed the first sentence of this paragraph, as well as all references to credit derivatives throughout the registration statement.

If you require any additional information, please call the undersigned at (212) 912-7450 or Rob Olin at (212) 912-8387.

Very truly yours,

/s/ Stephen S. Kudenholdt

Stephen S. Kudenholdt

Copy with enclosures to:

Sara Kalin
Division of Corporation Finance